May 14, 2013

BNY MELLON FUNDS TRUST

- BNY Mellon Mid Cap Multi-Strategy Fund

- BNY Mellon Small Cap Multi-Strategy Fund

Supplement to Prospectus

dated December 31, 2012

The following information supersedes and replaces the information pertaining to the Opportunistic Mid Cap Value Strategy contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon Mid Cap Multi-Strategy Fund - Portfolio Management":

Investment decisions for the Opportunistic Mid Cap Value Strategy have been made since August 2012 by a team of portfolio managers employed by The Dreyfus Corporation and The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. The team consists of David Daglio, the lead portfolio manager, James Boyd and Dale Dutile. Mr. Daglio is a senior managing director and portfolio manager at TBCAM. Messrs. Boyd and Dutile are each equity research analysts and portfolio managers at TBCAM. Messrs. Daglio, Boyd and Dutile are also employees of The Dreyfus Corporation.

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The following information supersedes and replaces the information pertaining to the Opportunistic Small Cap Strategy contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon Small Cap Multi-Strategy Fund - Portfolio Management":

Investment decisions for the Opportunistic Small Cap Strategy have been made since August 2012 by a team of portfolio managers employed by The Dreyfus Corporation and TBCAM. The team consists of David Daglio, the lead portfolio manager, James Boyd and Dale Dutile. Mr. Daglio is a senior managing director and portfolio manager at TBCAM. Messrs. Boyd and Dutile are each equity research analysts and portfolio managers at TBCAM. Messrs. Daglio, Boyd and Dutile are also employees of The Dreyfus Corporation.

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The following information supersedes and replaces any contrary information contained in the sections of the Fund's prospectus entitled "Fund Details – Management – Portfolio Managers – BNY Mellon Mid Cap Multi-Strategy Fund,"  "– BNY Mellon Small Cap Multi-Strategy Fund” and "—Biographical Information":

BNY Mellon Mid Cap Multi-Strategy Fund's primary portfolio managers with respect to the portion of the fund's assets managed in accordance with the Opportunistic Mid Cap Value Strategy are David Daglio, James Boyd and Dale Dutile.

BNY Mellon Small Cap Multi-Strategy Fund’s primary portfolio managers with respect to the portion of the fund’s assets managed in accordance with the Opportunistic Small Cap Strategy are David Daglio, James Boyd and Dale Dutile.

David Daglio has been the lead primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Opportunistic Mid Cap Value Strategy and of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Opportunistic Small Cap Strategy since August 2012. Mr. Daglio has been employed by Dreyfus since April 2001. He is a senior managing director and portfolio manager at TBCAM, where he has been employed since 1998.

James Boyd has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Opportunistic Mid Cap Value Strategy and of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Opportunistic Small Cap Strategy since August 2012. Mr. Boyd has been employed by Dreyfus since December 2008. He is an equity research analyst and portfolio manager at TBCAM, where he has been employed since 2005.

Dale Dutile has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Opportunistic Mid Cap Value Strategy and of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Opportunistic Small Cap Strategy since August 2012. Mr. Dutile has been employed by Dreyfus since December 2008. He is an equity research analyst and portfolio manager at TBCAM, where he has been employed since 2006.